Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of cash and cash and restricted cash
	December 31, 2018	December 31, 2017

Components of cash and restricted cash:
Cash	$1,653	$2,474
Restricted cash	115	115
	$1,768	$2,589